Deferred revenue (Details) $ in Thousands	6 Months Ended
Feb. 28, 2026 USD ($)
Deferred Revenue
Deferred revenue	$ 3,408
Drawdown	24,170
Accretion of deferred revenue	87
Revenue recognized	(27,665)
Deferred revenue